Stock Options (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Share-based Payment Arrangement [Abstract]
Annual dividend yield
Expected life (years)	5 years
Risk-free interest rate	2.54%
Expected volatility based on comparable peers	51.20%
Common stock price based on most recent sale of common stock for cash	$ 0.40